Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Deferred Income Tax Assets And Liabilities
Schedule of Deferred Tax Assets and Liabilities
	As At March 31, 2018
	Opening Balance	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$11,749	$(10,882)	$60	$927
Property and equipment	155	(72)	—	83
Others	1,082	1,440	(80)	2,442
Total income deferred tax asset	$12,986	$(9,514)	$(20)	$3,452
Deferred income tax liabilities
Property and equipment	(1,228)	452	—	(776)
Intangible assets	(47,590)	5,491	284	(41,815)
Others	(29)	—	—	(29)
Total deferred income tax liability	$(48,847)	$5,943	$284	$(42,620)

Net deferred tax (liability) / asset	$(35,861)	$(3,571)	$264	$(39,168)
As at March 31, 2018
Deferred income tax asset				$351
Deferred income tax liability				$(39,519)

	As At March 31, 2017
	Opening Balance	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$14,170	$(2,621)	$200	$11,749
Property and equipment	57	95	3	155
Others	834	216	32	1,082
Total income deferred tax asset	$15,061	$(2,310)	$235	$12,986
Deferred income tax liabilities
Property and equipment	(1,247)	24	(5)	(1,228)
Intangible assets	(45,714)	(917)	(959)	(47,590)
Others	(14)	(14)	(1)	(29)
Total deferred income tax liability	$(46,975)	$(907)	$(965)	$(48,847)

Net deferred tax (liability) / asset	$(31,914)	$(3,217)	$(730)	$(35,861)
As at March 31, 2017
Deferred income tax asset				$112
Deferred income tax liability				$(35,973)

	As At March 31, 2016
	Opening Balance	Additions due to acquisition during the year	Recognized in consolidated statements of income	Recognized in other comprehensive income	Exchange Difference	Closing Balance
	(in thousands)
Deferred income tax assets:
Minimum alternate tax carry-forward	$14,246	$—	$821	$—	$(897)	$14,170
Property and equipment	151	86	(177)	—	(3)	57
Others	768	48	86	—	(68)	834
Total deferred income tax asset	$15,165	$134	$730	$—	$(968)	$15,061
Deferred income tax liabilities
Property and equipment	(240)	—	(11)	(1,010)	14	(1,247)
Intangible assets	(41,753)	(1,280)	(5,363)	—	2,682	(45,714)
Others	(107)	—	94	—	(1)	(14)
Total deferred income tax liabilities	$(42,100)	$(1,280)	$(5,280)	$(1,010)	$2,695	$(46,975)

Net deferred income tax (liability) / asset	$(26,935)	$(1,146)	$(4,550)	$(1,010)	$1,727	$(31,914)
As at March 31, 2016
Deferred income tax asset						$167
Deferred income tax liability						$(32,081)